EMPLOYEE RETIREMENT BENEFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE RETIREMENT BENEFIT
Total contribution for employee benefits	$ 4,494,995	$ 5,906,969	$ 6,099,964